Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment and Geographic Information
Summary of selected financial information of single operating segment

	For the Three Months Ended March 31,
	2025	2024
Revenue	$365,471	$—
Cost of goods sold	238,592	—
Operating expenses:
General and administrative expenses	4,763,716	1,110,229
Research and development expenses	1,018,352	875,342
Depreciation and amortization	8,215	8,119
Total operating expenses	5,790,283	1,993,690
Loss from operations	(5,663,404)	(1,993,690)
Other income (expense):
Change in fair value of derivative liabilities	(827,445)	(541,639)
Change in fair value of warrant liabilities	223,162	(13,043,192)
Change in earnout liability	(30,000)	—
Transaction costs expensed	(9,665,004)	—
Gain on settlement of forward purchase agreement	1,406,669	—
Interest expense	(723,467)	(2,872,951)
Other income	—	14,019
Gains from extinguishment of debt, net	12,592,052	—
Total other income (expense):	2,975,967	(16,443,763)
Income (loss) before income taxes	(2,687,437)	(18,437,453)
Provision for income taxes	—	—
Net income (loss)	$(2,687,437)	$(18,437,453)

	For the Year Ended December 31,
	2024	2023
Revenue	$542,166	$—
Cost of Goods Sold	448,095	—
Operating expenses:
General and administrative expenses	5,579,218	6,283,770
Research and development expenses	3,400,021	3,238,925
Depreciation and amortization	32,564	36,634
Total operating expenses	9,011,803	9,559,329
Loss from operations	(8,917,732)	(9,559,329)
Other income (expense):
Interest expense	(12,364,656)	(10,251,094)
Change in fair value of derivative liabilities	(7,404,768)	649,244
Change in fair value of warrant liabilities	5,783,073	(16,371,612)
Other income (expense), net	(161,712)	—
Total other income (expense):	(14,148,063)	(25,973,462)
Net loss	$(23,065,795)	$(35,532,791)